Subsequent events	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent events

Note 23 – Subsequent events

The Company has evaluated subsequent events and transactions that occurred after the condensed consolidated statement of financial position date up to the date that the financial statements were issued for potential recognition or disclosure. Other than the following, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On July 11, 2025, the Company sold the assets of 3788602 Manitoba Ltd. for a total sale price of $1.8 million inclusive of inventory, resulting in a gain of $1,066, which will be recognized on the condensed consolidated statement of operations.

Equity Line of Credit (ELOC)

On July 7, 2025, the Company entered into a Common Share Purchase Agreement with a Lead Investor, granting the Company the right to sell up to $50 million of common shares, capped at 19.99% of outstanding shares unless stockholder approval is obtained or issuance meets “at market” exceptions under NYSE American rules. As commitment consideration, the Company issued $1 million in Commitment Shares (valued at the VWAP price) and agreed to reimburse up to $35,000 of investor expenses. A related Registration Rights Agreement obligates the Company to file a resale registration statement. The ELOC remains unutilized as of the date of this report.

Convertible Note and Warrant Financing

Also on July 7, 2025, the Company entered into a Securities Purchase Agreement with investors, issuing $7.65 million aggregate principal amount of senior secured convertible notes at an original issue discount. The notes bear interest at 8% per annum, mature on July 8, 2027 (subject to extension on default), and are convertible into common stock at $0.6274 per share (subject to adjustment). Investors also received warrants for 21,338,062 shares, exercisable three years post-issuance at $0.6274. The securities are secured by substantially all U.S. assets and certain subsidiary equity under a Security and Pledge Agreement. SRX also entered into a Registration Rights Agreement covering the resale of shares issuable upon conversion or exercise.

Share Cancellation Settlement Agreement

On August 1, 2025, the Company entered into a Settlement, Share Forfeiture and Mutual Release Agreement with certain of the original founders and officers of SRx Canada, including Adesh Vora, a former director and executive officer. Pursuant to the Agreement, an aggregate of 18,839,332 shares were forfeited and cancelled. Of the total cancelled, 376,121 were common shares of the Company and remaining were exchangeable into shares of the Company’s common stock on a one-for-one basis. These shares were originally issued in connection with the merger between SRx Canada and Better Choice in April 2025. The cancellation represents approximately 46% of the Company’s total issued and outstanding shares on a fully diluted basis prior to the settlement. This settlement was executed after the reporting date and is not reflected in the condensed consolidated financial statements as of June 30, 2025.

Companies’ Creditors Arrangement Act “CCAA” Filing

Also on August 11, 2025, SRx Canada, a wholly owned subsidiary of the Company, commenced proceedings under the Companies’ Creditors Arrangement Act (Canada) (“CCAA”) with the Ontario Superior Court of Justice (the “Court”). The CCAA filing was made in response to liquidity constraints and the inability to refinance maturing obligations.

In connection with the CCAA proceedings, SRx Canada sought a stay of proceedings and approval of debtor-in-possession (“DIP”) financing to provide stability while it considers strategic alternatives, which may include a restructuring transaction or the sale of all or substantially all of its business or assets through a court-supervised process. As of the date of this filing, neither the Company nor its other subsidiaries, including Halo, Purely for Pets, Inc., has made any filing under any bankruptcy or insolvency legislation in the United States or Canada.

The CCAA filing and Settlement Agreement represent significant subsequent events. The Company’s condensed consolidated financial statements as of and for the period ended June 30, 2025 do not reflect the impact of these developments, as they occurred after the reporting date.

To assist stakeholders in evaluating the Company’s financial position, pro-forma financial information for the three and nine months ended June 30, 2025 is presented below. The pro forma results reflect only the U.S. operations, which are not subject to the CCAA proceedings and do not have associated debt obligations. These pro forma figures are presented for illustrative purposes only and do not reflect actual or anticipated outcomes of the CCAA process.

	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024
Net sales	$5,160	$8,542	$19,477	$22,147
Cost of goods sold	3,890	5,289	13,220	15,748
Gross margin	1,269	3,253	6,257	6,399

Selling, general and administrative	5,609	3,977	13,208	13,779
Gain on sale of assets	(5,993)	-	(5,993)	-
Impairment of intangible assets	-	-	-	8,532
Total Expenses	(384)	3,977	7,215	22,312

Operating income (loss)	1,653	(724)	(958)	(15,913)
Interest income (expense), net	30	(180)	183	(975)
Gain on extinguishment of debt	-	3,561	-	3,561
Other income	32	-	130	-
Change in fair value of warrant liabilities	-	-	-	(1,575)
Net income (loss) before taxes	1,715	2,657	(646)	(14,903)
Income tax (expense) income	5	3	5	2
Net income (loss) after taxes	1,710	2,654	(651)	(14,905)

Shares issued for professional fees

In July 2025, the Company issued 2,193,355 shares of common stock to certain arm’s length advisors in exchange for certain professional advisory fees rendered in connection with the Company’s financing and capital markets activities, and the shares were issued with a weighted average price of $0.61 per share.

Share Exchange Agreement

On August 21, 2025, the Company entered into a Share Exchange Agreement (the “Exchange Agreement”), with Halo Spin-Out SPV, Inc., a Delaware corporation (“SPV”), whereby the Company acquired the 17% interest of the Common Stock of Halo, Purely for Pets, Inc., (“Halo”) held by SPV, in exchange for the issuance of 4,950,000 shares of the Common Stock of the Company to SPV. Upon execution of the agreement, the Company regained 100% ownership of Halo.

Shares issued to related parties

On August 25, 2025, the Company issued to certain directors, officers and employees an aggregate of 2,396,697 shares of restricted common stock as performance bonus compensation. The restricted stock awards were immediately vested with a weighted average price of $0.40 per share.

On September 16, 2025, the Company issued to certain current and former directors an aggregate of 196,000 shares of restricted common stock at a weighted average issue price of $0.35 per share.

Additionally, between July and September 2025, the Company issued 394,780 shares of common stock pursuant to a retraction of shareholders’ exchangeable shares which converted into a share of common stock. These shareholders were former employees and shareholders of SRx Canada that initially received exchangeable shares in the Merger.

22. Subsequent events

The Company has evaluated subsequent events and transactions that occurred after the consolidated statement of financial position date up to the date that the financial statements were issued for potential recognition or disclosure. Other than the following, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On October 1, 2024, the Company issued 85,472 common shares at a price of $4.80 per share through a private placement, for gross proceeds of $410. In connection with this issuance, each common share was accompanied by 0.5 share purchase warrants, resulting in the issuance of 42,740 warrants. Each warrant entitles the holder to purchase one additional common share at an exercise price of $5.75 per share, with a term of two years from the date of issuance. On November 5, 2024, the exercise price on these warrants and all warrants issued previously under the private placement was amended from $5.75 to $4.80.

On October 18, 2024, the Company sold the assets of Niagara Community Pharmacy Ltd. for a total net proceeds of $3.3 million plus inventory of $451, resulting in a gain of $1,997, which was recognized on the consolidated statement of operations.

On November 29, 2024, the Company issued 41,980 common shares at a price of $4.80 per share through a private placement, for gross proceeds of $202. In connection with this issuance, each common share was accompanied by 0.5 share purchase warrants, resulting in the issuance of 20,992 warrants. Each warrant entitles the holder to purchase one additional common share at an exercise price of $4.80 per share, with a term of two years from the date of issuance.

On December 6, 2024, CWB provided the Company a demand and notice of intention to enforce security relating to the credit agreement. The total amount of indebtedness secured by the security as at December 6, 2024 is $43,276,671 plus all accrued interest, legal costs and expenses. The total amount of indebtedness was not paid by the December 16, 2024 deadline and remains outstanding.

On December 20, 2024, the Company sold the assets of P.A. Pharmacy Limited for a total sale price of $4.4 million plus inventory in excess of $200, resulting in a gain of $2,960, which will be recognized on the consolidated statement of operations.

On April 30, 2025, the Company sold the assets of Clearbrook Pharmacy (1987) for a total sale price of $1.1 million plus inventory of $39, resulting in a gain of $640, which will be recognized on the consolidated statement of operations.

The Promissory Note discussed in Note 12 – Debt was subsequently amended on December 31, 2024 to allow for the borrowing of an additional $720,000 at a new interest rate of 11% per annum.

Reverse Merger

On September 3, 2024, we, SRx Health, entered into an Arrangement Agreement (the “Arrangement Agreement”) with BCC, AcquireCo (a wholly-owned subsidiary of BCC), and 1000994085 Ontario Inc. (“CallCo”), a direct wholly-owned subsidiary of BCC and a corporation existing under the laws of the Province of Ontario. The business combination contemplated under the Arrangement Agreement (the “Business Combination”) was completed on April 24, 2025 (the “Closing Date”), subsequent to the fiscal quarter to which this Quarterly Report relates.

Pursuant to the Arrangement Agreement, on the Closing Date, we amalgamated with AcquireCo, with SRx Health continuing as the surviving entity. As a result of the Business Combination, BCC acquired our business, and we became a wholly-owned subsidiary of BCC. BCC will continue our existing operations under its corporate structure.

In connection with the Business Combination, on the Closing Date, BCC issued 8,898,069 shares of its common stock, par value $0.001 per share (the “Company Common Stock”), to certain of our stockholders. In addition, AcquireCo issued 19,701,935 exchangeable shares to certain of our stockholders. These exchangeable shares are exchangeable into Company Common Stock on a one-for-one basis.